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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA  02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         -----------------------------------------------
Title:   Vice President of AEW Capital Management, Inc.,
         -----------------------------------------------
         General Partner of AEW Capital Management, L.P.
         -----------------------------------------------
Phone:   (617) 261-9000
         -----------------------------------------------

Signature, Place, and Date of Signing:

       /s/ James J. Finnegan        Boston, Massachusetts  February 11, 2010
   -------------------------------  ---------------------  -----------------
           [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number         Name

    028-04037                    Pioneer Investment Management, Inc.
        ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 48
                                        --------------------

Form 13F Information Table Value Total: 3,454,355
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number       Name

    1         028-06536                  AEW Capital Management, Inc.
    ------        -----------------      -------------------------------------
    2         028-06808                  Natixis Global Asset Management, L.P.
    ------        -----------------      -------------------------------------

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                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                   12/31/2009

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                     VALUE      SH or   SH/ PUT/   INVESTMENT    OTHER   --------------------------
     NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X$1000)   PRN AMT  PRN Call   DISCRETION   MANAGERS   SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alexandria R.E. Equities   COM            015271109   32,113    499,500 SH       Shared-Defined  01 02     263,900    -     235,600
AMB Property Corp          COM            00163T109  116,965  4,577,906 SH       Shared-Defined  01 02   2,587,006    -   1,990,900
Annaly Capital Management
 Inc.                      COM            035710409    6,072    350,000 SH       Shared-Defined  01 02           0    -     350,000
Avalon Bay Communities     COM            053484101  186,720  2,274,023 SH       Shared-Defined  01 02   1,469,301    -     804,722
Biomed Realty Trust Inc.   COM            09063H107   44,252  2,804,300 SH       Shared-Defined  01 02   2,333,300    -     471,000
Boston Properties Inc.     COM            101121101  215,174  3,208,200 SH       Shared-Defined  01 02   2,045,200    -   1,163,000
Brookfield Properties      COM            112900105    6,395    527,600 SH       Shared-Defined  01 02     410,700    -     116,900
Camden Property Trust      COM            133131102   66,962  1,580,400 SH       Shared-Defined  01 02   1,294,700    -     285,700
DCT Industrial Trust Inc.  COM            233153105   52,912 10,540,300 SH       Shared-Defined  01 02   8,819,100    -   1,721,200
Digital Realty Trust       COM            253868103   41,793    831,200 SH       Shared-Defined  01 02     680,100    -     151,100
Dupont Fabros Technology   COM            26613Q106   46,095  2,562,255 SH       Shared-Defined  01 02   2,160,055    -     402,200
Entertainment Pptys Trust  COM            29380T105   55,741  1,580,400 SH       Shared-Defined  01 02   1,056,100    -     524,300
Equity Lifestyle
 Properties                COM            29472R108   16,130    319,600 SH       Shared-Defined  01 02     262,900    -      56,700
Equity Residential         COM            29476L107  222,168  6,576,900 SH       Shared-Defined  01 02   4,473,100    -   2,103,800
Essex Property Trust Inc   COM            297178105   38,830    464,200 SH       Shared-Defined  01 02     374,300    -      89,900
Extra Space Storage Inc.   COM            30225T102   64,689  5,600,800 SH       Shared-Defined  01 02   4,711,800    -     889,000
Federal Realty Invs Trust  COM            313747206  155,329  2,293,700 SH       Shared-Defined  01 02   1,437,700    -     856,000
First Potomac Realty Trust COM            33610F109   24,166  1,922,500 SH       Shared-Defined  01 02   1,637,900    -     284,600
Glimcher Realty Trust      COM            379302102      467    172,800 SH       Shared-Defined  01 02     172,800    -           -
HCP Inc.                   COM            40414L109  148,901  4,875,600 SH       Shared-Defined  01 02   3,309,200    -   1,566,400
Health Care Reit Inc.      COM            42217K106   18,419    415,600 SH       Shared-Defined  01 02     358,400           57,200
Highwoods Properties       COM            42217K106    2,014     60,400 SH       Shared-Defined  01 02      60,400    -           -
Hospitality Properties     COM            44106M102      702     29,600 SH       Shared-Defined  01 02      29,600                -
Host Hotels & Resorts      COM            44107P104  112,604  9,648,979 SH       Shared-Defined  01 02   6,930,923    -   2,718,056
HRPT Properties Trust      COM            40426W101    5,888    910,010 SH       Shared-Defined  01 02     850,410    -      59,600
Kilroy Realty Corp.        COM            49427F108   77,466  2,525,800 SH       Shared-Defined  01 02   1,906,900    -     618,900
Kimco Realty Corp.         COM            49446R109   40,252  2,975,004 SH       Shared-Defined  01 02   2,450,204    -     524,800
Kite Realty Group          COM            49803T102   13,290  3,265,300 SH       Shared-Defined  01 02   2,595,500    -     669,800
Liberty Property Trust     COM            531172104  175,018  5,467,600 SH       Shared-Defined  01 02   3,377,800    -   2,089,800
Macerich Company (the)     COM            554382101   99,881  2,778,335 SH       Shared-Defined  01 02   1,973,740    -     804,595
Mack Cali Realty Corp      COM            554489104   58,714  1,698,400 SH       Shared-Defined  01 02   1,105,000    -     593,400
National Retail Properties COM            637417106   32,953  1,552,900 SH       Shared-Defined  01 02   1,344,100    -     208,800
Nationwide Health
 Properties Inc.           COM            638620104   97,881  2,782,300 SH       Shared-Defined  01 02   2,290,000    -     492,300
Omega Healthcare Investors COM            681936100   74,104  3,810,000 SH       Shared-Defined  01 02   3,184,100    -     625,900
Pebblebrook Hotel Trust    COM            70509V100   13,206    600,000 SH       Shared-Defined  01 02     484,700    -     115,300
Plum Creek Timber Co.      COM            729251108   16,358    433,200 SH       Shared-Defined  01 02     141,900    -     291,300
Post Properties Inc.       COM            737464107   40,492  2,065,900 SH       Shared-Defined  01 02   1,241,200    -     824,700
Public Storage Inc.        COM            74460D109  182,524  2,240,928 SH       Shared-Defined  01 02   1,486,628    -     754,300
Realty Income Corp         COM            756109104   11,683    450,900 SH       Shared-Defined  01 02     415,100    -      35,800

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
Regency Centers Corp.      COM            758849103    90,616   2,584,600 SH      Shared-Defined 01 02  1,755,000    -      829,600
Retail Opportunity
 Investments Corp.         COM            76131N101    24,256   2,404,000 SH      Shared-Defined 01 02  1,492,300           911,700
Senior Housing Properties
 Trust                     COM            81721M109     1,968      90,000 SH      Shared-Defined 01 02     90,000    -            -
Simon Property Group       COM            828806109   393,740   4,934,089 SH      Shared-Defined 01 02  3,277,946    -    1,656,143
Starwood Hotels & Resorts  COM            85590A401    60,553   1,655,800 SH      Shared-Defined 01 02  1,010,600    -      645,200
Taubman Centers Inc.       COM            876664103    12,210     340,011 SH      Shared-Defined 01 02    276,911    -       63,100
UDR Inc.                   COM            902653104     2,319     141,059 SH      Shared-Defined 01 02    141,059    -            -
Ventas Inc.                COM            92276F100    46,561   1,064,500 SH      Shared-Defined 01 02    373,000    -      691,500
Vornado Realty Trust       COM            929042109   206,809   2,956,942 SH      Shared-Defined 01 02  1,964,821    -      992,121
Column Totals                                       3,454,355 113,444,341                              82,107,404    -   31,336,937